Cover	Feb. 14, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A is filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed on February 14, 2020 and amended on March 16, 2020 (the “Original Form 8-K”) by Atlas Technical Consultants, Inc. (formerly known as Boxwood Merger Corp., “Boxwood”), a Delaware corporation (the “Company”) in order to correct certain information required by Item 2.01 of Form 8-K (as described below) of the Original Form 8-K. As previously reported in the Original Form 8-K, on February 14, 2020, the Company completed the previously announced transactions (the “Closing”) contemplated by the Unit Purchase Agreement, dated as of August 12, 2019, as amended on January 22, 2020 (the “Purchase Agreement”), by and among the Company, Atlas TC Holdings LLC, a wholly-owned subsidiary of the Company and a Delaware limited liability company (“Holdings”), Atlas TC Buyer LLC, a wholly-owned subsidiary of Holdings and a Delaware limited liability company, Atlas Intermediate Holdings LLC, a Delaware limited liability company (“Atlas Intermediate”) and Atlas Technical Consultants Holdings LP, a Delaware limited partnership (“Atlas Holdings”). The acquisition of Atlas Intermediate pursuant to the Purchase Agreement together with the other transactions contemplated by the Purchase Agreement is referred to herein as the “business combination.” In connection with the consummation of the business combination, the Company changed its name from “Boxwood Merger Corp.” to “Atlas Technical Consultants, Inc.” Unless the context otherwise requires, the “Company” refers to the registrant and its subsidiaries, including Atlas Intermediate and its subsidiaries, after the Closing, and “Boxwood” refers to the registrant prior to the Closing.
Document Period End Date	Feb. 14, 2020
Entity File Number	001-38745
Entity Registrant Name	ATLAS TECHNICAL CONSULTANTS, INC.
Entity Central Index Key	0001751143
Entity Tax Identification Number	83-0808563
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13215 Bee Cave Parkway
Entity Address, Address Line Two	Building B
Entity Address, Address Line Three	Suite 230
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(512)
Local Phone Number	851-1501
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, $0.0001 par value per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Trading Symbol	ATCX
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A common stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock
Trading Symbol	ATCXW
Security Exchange Name	NASDAQ